Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
On January 27, 2017, the Company acquired 80.1% of the outstanding equity securities and membership interests of UCX and HVE, respectively, for $1.1 million in cash and issued 2,205,883 common shares for an approximate value of $0.8 million. UCX and HVE provide information technology consulting services and hardware solutions around cloud computing, data storage and server virtualization to corporate, government, and educational institutions primarily in the southern central United States. By adding UCX’s products, technologies, professional services and engineering talent, and HVE’s engineering and virtualization expertise, the Company intends to expand its virtualization practice as well as enhance its ability to accelerate the delivery of hybrid cloud solutions to customers. The Company is preparing the fair value estimates for the assets acquired and liabilities assumed.
On March 24, 2017, the Company entered into a securities purchase agreement with certain investors party thereto, pursuant to which the Company issued to the investors, in the aggregate, 20,454,546 of the Company’s common shares for gross proceeds of $4.5 million. The securities purchase agreement also provided for the concurrent private placement of warrants exercisable to purchase up to 20,454,546 common shares. Each warrant has an initial exercise price of $0.30 per warrant share. The warrants are exercisable for cash immediately or on a cashless basis commencing on a date which is the earlier of (i) six months from the date of the effective date of the offering or (ii) the date on which we fail to fulfill our obligations to register the common shares underlying the warrants under the registration rights agreements and expiring on a date which is no more than five years from the date of the effective date of the offering. If at any time while the Warrants are outstanding, the Company sells or grants options to purchase, reprice or otherwise issue any common shares or securities convertible into common shares at a price less than the initial exercise price of $0.30, then the exercise price for the warrants will be reduced to such price, subject to certain limitations.
MF Ventures, LLC, a related party, participated in the offering by acquiring 4,545,454 common shares and warrants to purchase 4,545,454 shares.